Acquisitions (Tables)	12 Months Ended
Dec. 31, 2022
Evotec (Modena) Srl., Medolla, Italy
Acquisitions
Schedule of fair values at the date of acquisition

in k€	as of 1 July 2022
Cash and cash equivalents	263
Trade accounts receivables	244
Inventories	29
Property, plant, and equipment	3,809
Intangible assets	727
Deferred tax asset	344
Other assets	374
Trade accounts payable	(382)
Current liabilities	(564)
Non-current liabilities	(1,009)
Other liabilities	(370)
Other accrued liabilities	(73)
Net assets acquired	3,392
Goodwill	19,622
Cost of acquisition	23,014
Contingent consideration	(14)
Cash and cash equivalents acquired	(263)
Cash outflow on acquisition	22,737

Evotec Drug Substance (Germany), Halle, Germany
Acquisitions
Schedule of fair values at the date of acquisition

in k€	as of 1 November 2022
Cash and cash equivalents	16,099
Trade accounts receivables	1,210
Inventories	2,903
Prepaid expenses	77
Property, plant, and equipment	6,213
Intangible assets	23
Deferred tax asset	725
Trade accounts payable	(43)
Current provisions	(609)
Contract liabilities	(705)
Current tax payables	(76)
Other payables	(7)
Non-current provisions	(553)
Non-current lease liabilities	(3,940)
Order intake	(2,200)
Acquired net assets	19,117
Bargain Purchase	(4,909)
Consideration transferred	14,208

Cash and cash equivalents	16,099
Purchase price for shareholder loan	(14,208)

Cash outflow on acquisition	1,891